Inventories(Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventories [Abstract]
Opening balance	$ 81,295	$ 80,369	$ 82,966
Changes
Additional provisions	21,953	9,831	18,461
Increase (decrease) in existing provisions	(6,964)	(8,905)	(21,058)
Total changes	14,989	926	(2,597)
Final Balance	$ 96,284	$ 81,295	$ 80,369